Note 15 - Other Income (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Other Nonoperating Income (Expense) [Member]
Income Recognized for Merchant Deposit Reserves Reversed	$ 1.1